Supplement dated May 15, 2020 to your Prospectus dated May 1, 2020, for the Pacific Innovations Select, Pacific One Select, and Pacific Voyages

variable annuity contracts issued by Pacific Life Insurance Company

This supplement must be preceded or accompanied by the Prospectus for your Contract, as supplemented (the “Prospectus”). All information on your Prospectus dated May 1, 2020, remains in effect unless otherwise supplemented. Capitalized terms used in this supplement are defined in your Prospectus unless otherwise defined herein. ‘‘We,’’ ‘‘us,’’ or ‘‘our’’ refer to Pacific Life Insurance Company; ‘‘you’’ or ‘‘your’’ refer to the Contract Owner. You can obtain a copy of the current Prospectus by contacting us at (800) 722-4448, or online at www.PacificLife.com. Please retain it for future reference.

The comparison table of guaranteed minimum withdrawal benefit rider features in the Optional Living Benefit Riders – Guaranteed Minimum Withdrawal Benefit subsection is deleted and replaced with the following:

	Enhanced Income Select (Single or Joint)	CIA Select (Single or Joint)
Purchase	At Contract issue or on any Contract Anniversary	At Contract issue or on any Contract Anniversary
Investment Option Limitations	YES – Contract Value must be allocated according to the Investment Allocation Requirements described below.	YES – Contract Value must be allocated according to the Investment Allocation Requirements described below.
Maximum Issue Age	85 or younger	85 or younger
Lifetime Withdrawals	YES	YES
Age Lifetime Withdrawals Begin	59½	65
Guaranteed Withdrawal Percentage

Before Age 59½

0%

Ages 59½ to 64

(Contract Value greater than 0)

4.6% (Single)

4.1% (Joint)

Ages 65 to 69

(Contract Value greater than 0)

6.6% (Single)

6.1% (Joint)

Ages 70 to 74

(Contract Value greater than 0)

7.0% (Single)

6.5% (Joint)

Ages 75 to 79

(Contract Value greater than 0)

7.0% (Single)

6.5% (Joint)

Before Age 65 0% Ages 65 and Older 5.0% for life (Single) 4.5% for life (Joint)

	Enhanced Income Select (Single or Joint)	CIA Select (Single or Joint)
Ages 80 and Older (Contract Value greater than 0) 7.0% (Single) 6.5% (Joint) If Contract Value goes to zero 2.75% for life (Single) 2.75% for life (Joint)
Resets	YES – Automatic or Owner-Elected	YES – Automatic